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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21253

The Pennsylvania Avenue Funds
(Exact name of registrant as specified in charter)

4201 Massachusetts Ave NW	Washington, DC	20016

(Address of principal executive offices)		(Zip code)

-
(Name and address of agent for service)

Registrant's telephone number, including area code:		(202) 364-8395

Date of fiscal year end:	December 31, 2004

Date of reporting period:	December 31, 2004 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Pennsylvania Avenue Event-Driven Fund
A Series Of The Pennsylvania Avenue Funds

Semi-Annual Report

June 30, 2005

The Pennsylvania Avenue Funds
P.O. Box 9543
Washington, DC 20016
1 (888) 642 6393
www.PennAveFunds.com

The Pennsylvania Avenue Funds
---------------------
P.O. Box 9543  t  Washington, D.C. 20016  t  U.S.A.

August 24th, 2005

Dear Shareholder,

I am pleased to report that the Pennsylvania Avenue Event-Driven Fund has returned 4.20% for its Investor Class Shares during the first six months of the year, whereas the S&P Total Return Index returned -0.81% over the same period. The Fund did not employ leverage during the period.

In its merger arbitrage investments, the Funds continued to concentrate on cash transactions during the first half of the year. I explained the rationale for this strategy in more detail in the most recent annual report. Unfortunately, the first six months of the year were marked by turmoil in the credit markets that spilled over into the merger arbitrage sector. The downgrade of General Motors' and Ford's debt by a rating agency to 'junk' status, coupled with a simultaneous bid by Kirk Kerkorian for GM's stock, resulted in losses by many arbitrageurs. In a classic pattern of risk reduction, investors de-leveraged their portfolios by across-the-board selling, allowing their problems from trades in these securities to affect merger arbitrage and distressed securities positions. At the same time, the downgrade resulted in turmoil in the junk-bond market, which is a source of funds for many buyouts. The combination of these two effects resulted in the widening of spreads on transactions that had absolutely nothing to do with the original ratings downgrade. Through April and May, the Fund lost the gains made in the first quarter, but by June had more than made up for the losses and started reaching new highs.

This episode highlights the systemic risks that aggressive bidding by private equity funds introduces into the markets. In many respects, it is also a reflection of the lax monetary conditions that have led to pockets of high leverage in the economy, where consumers and financial institutions enjoy the benefits of the carry trade in various forms. While many average investors are flipping houses and pre-construction condominiums, private equity funds are vehicles for wealthier investors to flip billion dollar corporations. I anticipate these buyouts to continue for some time, especially while private equity funds continue to raise new funds of record-breaking sizes. This money must be put to work so that the managers of the private equity funds can collect their management fees.

While we are benefiting today from the going-private transactions through our merger arbitrage strategy, I would expect that many of the companies, once taken private and leveraged to the maximum, will fail under their significant debt burden. Although this is bad news for the holders of their high-yield bonds, it could open new opportunities for the Fund, which may be able to invest in these newly distressed debt securities. Therefore, I am not concerned about losing opportunities for investments if the buyout boom were to come to an end.

In the last six months, the Fund's principal focus has been again on merger arbitrage, although proxy fight investments have taken a larger slice of total assets. Under proxy fights, I group all situations where a company has put itself up for sale under the pressure of outside investors, but where no definitive agreement has been signed yet. Other fund managers may classify such transactions as merger arbitrage. We have not engaged in any capital structure arbitrage.

On the legal front, we took action against General Bearing Corp. after its board decided to deregister its stock from the SEC. In our opinion, this was retaliation to the majority of shareholders who had previously blocked an inadequate buyout attempt by the company's management. The stock immediately plunged following the announcement, but has recovered since. The Fund is represented by Lerach Coughlin Stoia Geller Rudman & Robbins LLP.

Finally, on another topic, I would like to draw your attention to a bill proposed in Congress that may reduce significantly the tax burden on mutual fund investors. The Generating Retirement Ownership Through Long-Term Holding (GROWTH) Act of 2005 (H.R. 2121). Under the proposal, investors in mutual funds would be able to defer their tax liability until they sell their shares in a fund. Since the investment strategies of this Fund generate mostly short-term capital gains, our investors would benefit more than those of other funds. Since this proposal is by no means assured of passing, I encourage you to lobby your congressman to support it.

Yours sincerely,

Thomas Kirchner, CFA

President & Portfolio Manager

Please remember that the information contained in this letter is intended for shareholders or potential shareholders of the Pennsylvania Avenue Funds. Opinions expressed by the Portfolio Manager should not be construed as statements of facts, and do not necessarily reflect the opinion of all trustees and officers. As the investment environment changes, so could the opinions of the Portfolio Manager. Nothing herein constitutes investment advice.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

A SERIES OF THE PENNSYLVANIA AVENUE FUNDS
Top Ten Holdings, Asset Allocation And Graph

June 30, 2005

(% of Net Assets)

Winn-Dixie Stores 8.875% 04-01-08 Dflt	5.27%
Mirant Corp BD (Dflt) 2.5% 6-15-21	3.20%
EON Labs, Inc	3.12%
Water Pik Technologies Inc	3.10%
Juno Lighting Inc	3.07%
Storage Technology Corp	2.96%
Prime Group Realty	2.94%
Circuit City Stores	2.82%
Renal Care Group Inc	2.82%
Toys R Us w 1 Rt/Sh	2.70%
32.00%

Asset Allocation

(% of Net Assets)

Services	23.00%
Short Term Investment	21.82%
Technology	16.14%
Healthcare	11.86%
Bonds	11.36%
Consumer Cyclical	9.87%
Financial	5.07%
Lodging	4.66%
Basic Materials	3.87%
Consumer Non-Cyclical	1.98%
Utilities	1.93%
Communication Services	1.63%
Business Services	0.94%
Information Technology	0.13%
Energy	0.00%
Other Assets and Liabilities	-14.26%
100.00%

Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The total return of the S&P 500 Index assumes daily reinvestment of dividends. Because no assets were allocable to the Adviser Class during the year, Adviser Class returns are derived from Investor Class returns and adjusted by the difference in expenses.

(*) Adviser Class reflects 5% sales load

Annualized Return	Investor Class	Adviser Class (*)
One year through June 30, 2005	19.75%	13.76%
Since inception (November 21, 2003)	21.70%	17.54%

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Schedule of Investments

June 30, 2005 (unaudited)

Common Stocks - 81.07%
Shares	Name	Value
Industrial Goods - 0.94%
350	Safety Components International Inc (*)	$ 4,638
	Total Business Services	4,638

Consumer Goods - 9.87%
600	Imperial Sugar Co	9,294
350	Juno Lighting Inc (*)	15,075
500	Steven Madden Ltd (*)	8,880
800	Water Pik Technologies Inc (*)	15,240
	Total Consumer Cyclical	48,489

Consumer Non-Cyclical - 1.98%

1,000	FAB Industries Inc (*)	3,004
500	Security Capital Corp (*)	6,715
	Total Consumer Non-Cyclical	9,719

Communication Services - 1.63%
5,000	Cypress Communications Holding Co Inc (*)	8,000
	Total Communication Services	8,000

Technology - 8.32%
1,000	Doubleclick Inc (*)	8,390
3,000	Electronic Systems Technology Inc	2,190
5,000	I-Many Inc (*)	8,500
7,000	Infodata Systems Inc (*)	7,700
1,000	Merrimac Industries Inc (*)	8,599
500	Midway Games Inc (*)	5,480
400	Storage Technology Corp (*)	14,548
13,000	Tarantella Inc (*)	11,635
500	Warwick Valley Tel	12,215
	Total Technology	79,257

Information Technology - 0.13%
1,100	Information Resources Contingent Pymt Rts (*)	616
	Total Information Technology	616

See accompanying notes to the financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Schedule of Investments (continued)

June 30, 2005 (unaudited)

Shares	Name	Value
Healthcare - 11.86%
900	Beverly Enterprises Inc (*)	$ 11,466
500	EON Labs, Inc (*)	15,320
200	NeighborCare Inc (*)	6,634
300	Renal Care Group Inc (*)	13,830
300	Transkaryotic Therapies Inc (*)	10,974
	Total Healthcare	58,224

Financial - 5.07%
300	Gold Banc Corporation Inc	4,365
2,000	Prime Group Realty (*)	14,440
700	Sobieski Bancorp Inc (*)	6,083
	Total Financial	24,888

Services - 23.00%
400	Angelica Corp	9,804
600	Brookstone Inc (*)	11,328
8,000	Canterbury Consulting Group, Inc (*)	1,600
800	Circuit City Stores	13,832
900	Cornell Companies Inc (*)	12,114
600	Metals USA Inc (*)	11,412
4,500	Motion DNA Inc (*)	3,555
100	Neiman Marcus Class B	9,670
4,000	PDS Gaming Corporation (*)	4,197
2,000	TheStreet.com (*)	7,080
500	Toys R Us w 1 Rt/Sh	13,240
600	Sands Regent (*)	5,850
200	School Specialty, Inc (*)	9,300
	Total Services	112,982

Lodging - 4.66%
500	Hammons John Q Hotels Inc (*)	11,775
10,000	Wyndham International Inc (*)	11,100
	Total Lodging	22,875

See accompanying notes to the financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Schedule of Investments (continued)

June 30, 2005 (unaudited)

Shares	Name	Value
Utilities - 1.93%
300	Northwestern Corp	$ 9,456
	Total Utilities	9,456

Basic Materials - 3.87%
500	CFC International Inc (*)	9,625
1,500	General Bearing Corp (*)	9,365
	Total Basic Materials	18,990

Energy - 0.00%
200	Petrocorp Inc ESCROW (*)	-
	Total Energy	-

	Total Common Stocks (Cost $386,453)	398,132

Bonds - 11.36%
Princ. Amt.	Name
35,000	Federal Mogul NT (Dflt) 8.80% 4-15-07 (*)	8,583
1,000	MCI INC NOTE 5.908% DUE 5-1-07	1,010
1,000	MCI INC NOTE 6.688% DUE 5-1-09	1,040
1,000	MCI INC NOTE 7.735% DUE 5-1-14	1,120
20,000	Mirant Corp BD (Dflt) 2.5% 6-15-21 (*)	15,725
3,928	UAL EETC Ser. 00-2 7.811% 12/2011 (*)	2,428
40,000	Winn-Dixie Stores 8.875% 04/01/2008 (*)	25,900
	Total Bonds (Cost $49,366)	55,806

Short-Term Investments - 17.65%
Shares	Name
86,705	Huntington Money Market Fund IV	86,705
	Total Short Term Investments (Cost $86,705)	86,705

Total Investments - 110.09%		540,643

Other Assets and Liabilities: -10.09%		(49,543)

Net Assets - 100.00%		$ 491,109

(*) Non-income producing securities during the period.

See accompanying notes to the financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets
	Investments in securities, at value
`	Acquisition cost - $528,524
	At value (note 1)	$ 540,643
	Cash	20,484
	Receivable Interest	121
	Receivable Dividends	88
	Prepaid expenses	500
	Receivable from Adviser	2,278
	Total Assets	564,114

Liabilities

	Payable for investment securities purchased	69,943
	Payable to Adviser	2,159
	Accrued Expenses	903
	Total Liabilities	73,005

Net assets		$ 491,109

Net assets consist of
	Paid in capital (net of redemptions)	$ 449,293
	Accumulated net realized capital gains	31,285
	Accumulated net realized investment gains	1,588
	Net unrealized appreciation of investments	12,119

Net assets		$ 491,109

Shares outstanding		39,250

NAV		$12.51

See accompanying notes to the financial statements

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)

Investment Income
Dividends (net of $124 foreign withholding taxes)	$ 663
Interest	1,019
Total income	1,682

Expenses
Custody fees	3,130
Accounting	6,000
Insurance	235
Management fee	2,159
Postage and printing	1,098
Filing and registration fees	3,528
Bank charges	24
12b-1 fee	174
Miscellaneous expenses	497
Total Expenses	16,845
Less expense reimbursement, payments and waivers from Advisor	(13,575)
Net expenses	3,270

Net investment income (loss)	(1,588)

Realized and unrealized gain on investments (Note 4)

Net realized gain on investments	31,285
Net change in unrealized appreciation on investments	(11,359)

Net realized and unrealized gain on investments	19,926

Net increase in net assets resulting from operations	$ 18,338

See accompanying notes to the financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Statement of Changes in Net Assets

From Operations	Six Months Ended June 30, 2005 (unaudited)	For The Year Ended December 31, 2004	For The Period Ended December 31, 2003 *
Net investment income (loss)	$ (1,588)	$ (1,136)	$ 24
Net realized capital gains	31,285	37,526	2,037
Net change in unrealized appreciation on investments	(11,359)	18,100	1,960

Net Increase In Net Assets Resulting From Operations	18,338	54,490	4,021

From Capital Share Transactions
Proceeds from shares sold	96,778	225,500	-
Proceeds from shares issued in reinvestment of dividends	-	28,882	2,047
Payments for shares redeemed	-	-1005	-
Net Increase In Net Assets From Capital Share Transactions	96,778	253,377	2,047

Distributions To Shareholders	-	(36,399)	(3,530)

Tax Return of Capital To Shareholders	-	(2,908)	-

Total Increase	115,116	268,560	2,538

Net Assets
Beginning of Period	375,993	107,434	104,896
End of Period	$ 491,109	$ 375,993	$ 107,434

Capital Share Activity
Sold	7,942	18,794	-
Reinvested dividend	-	2,405	194
Redeemed	-	(85)	-
Net Change In Shares Outstanding	7,942	21,114	194
Shares Outstanding At Beginning of Period	31,308	10,194	10,000
Shares Outstanding At End of Period	39,250	31,308	10,194

* For the period from November 21, 2003 (effective registration date) to December 31, 2003

See accompanying notes to the financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Financial Highlights

For a share of beneficial interest outstanding throughout the period

Per Share Data	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	Period Ended December 31, 2003 *
Net Asset Value At Beginning of Period	$ 12.01	$ 10.54	$ 10.49

Income from Investment Operations
Net Investment Income	(0.05)	(0.04)	-
Net realized and Unrealized Gains on Investments	0.55	2.87	0.40
Total Income From Investment Operations	0.50	2.83	0.40

Less Distributions	-	(1.26)	(0.35)

Tax return of capital	-	(0.10)	-

Total Net Asset Value At End of Period	$ 12.51	$ 12.01	$ 10.54

Total Return (not annualized)	4.20%	26.85%	3.84%

Ratios and Supplemental Data:
Net assets at end of Period	$ 491,109	$ 375,993	$ 107,434
Expense ratio, after reimbursement (annualized)	1.50%	1.50%	1.50%
Expense ratio, before reimbursement (annualized)	7.85%	9.08%	7.55%
Ratio of net investment income (loss) to average net assets	(0.37%)	(0.55%)	0.21%
Portfolio turnover rate (annualized)	135%	177.06%	31.51%

* For the period from November 21, 2003 (effective registration date) to December 31, 2003

See accompanying notes to the financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Notes to Financial Statements

June 30, 2005 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the "Fund") is a non-diversified regulated investment company and was organized as a Delaware business trust on September 19, 2002. The Pennsylvania Avenue Funds ("The Trust") is permitted to offer separate portfolios and different classes of shares. The Trust currently offers two classes of shares. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Fund's investment objective is to seek capital growth by engaging in investment strategies related to corporate events, such as mergers, reorganizations, bankruptcies or proxy fights. It intends to invest in securities of companies of any size and uses derivatives both as a substitute for investing in underlying securities, as well as for hedging purposes. The investment strategies employed by the Fund contain a higher degree of risk than a balanced investment program and this may not be appropriate for investors who are risk averse. From inception through June 30, 2005, only Investor Class Shares have been offered. No transactions in Adviser Class Shares have occurred, and no assets or liabilities are allocable to Adviser Class Shares.

Security Valuations: Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Notes to Financial Statements (continued)

June 30, 2005 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund also intends to distribute in the future substantially all of its net realized capital gains and net investment income, if any, at year-end.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY AND TRANSFER AGENT AGREEMENT

The Fund has an agreement with Pennsylvania Avenue Advisers LLC ("the Advisor"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. The Advisor will also serve as transfer agent to the Fund. Under the terms of the advisory agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00% of the Fund's first $10,000,000 of net assets and 0.90% of the net assets exceeding $10,000,000. A total fee of $2,159 accrued to the Advisor during the six months through June 30, 2005. The Advisor waived its fee for the period ended June 30,2005.

Under the terms of the agreement if the aggregate expenses of the Fund are equal to or greater than 1.50% and 1.75% of the Fund's net assets for the Investor Class and the Adviser Class, respectively, the Adviser will reimburse the Fund for these expenses. In addition to waving its fee of $2,159, the Advisor reimbursed the Fund and paid expenses on behalf of the Fund totaling $11,416, for a total reimbursement of $13,575.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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Notes to Financial Statements (continued)

June 30, 2005 (unaudited)

2. INVESTMENT ADVISORY AND TRANSFER AGENT AGREEMENT (continued)

The Advisor also receives compensation of a monthly fee based on the Fund's average daily net assets at the annual rate of 0.10% of the Fund's assets exceeding $5,000,000 for its services as transfer agent for the Fund. No payments were made or accrued under the transfer agent agreement. The Advisor does not receive compensation for its services as the Fund's administrator.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1. Under the Investor Class Plan, up to 0.25% of average daily net assets attributable to Investor Class Shares can be used to pay for distribution expenses. Under this plan, $174 were paid or accrued during the period. No expenses related to the Adviser Class plan of distribution, which permits the use of up to 0.50% of average daily net assets attributable to Adviser Class Shares, accrued during the year as no assets were allocated to that class.

3. INVESTMENTS

For the six month period ended June 30, 2005, purchases and sales, including proceeds from mergers and tender offers, of investment securities other than short-term investments aggregated $436,898 and $288,840, respectively. On June 30, 2005, the gross unrealized appreciation of all securities totaled $34,623, and the gross unrealized depreciation of all securities totaled $16,504, for a net unrealized appreciation of $18,119. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $528,524, including short-term investments.

4. FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income $ 24,302

Undistributed long-term capital gain $ 5,395

Unrealized appreciation $ 12,119

The tax character of distributions paid during the year ended December 31, 2004 and for the period from November 21, 2003 (effective registration date) to December 31, 2003:

2004 2003

Ordinary income $36,399 $ 3,530

Long-term capital gain - -

Tax return of capital 2,909 -

In 2004, the Fund included in dividend income for federal income tax purposes and for book purposes a deferred cash payment resulting from a merger of one the portfolio holdings in the amount of $6,000.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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EXPENSE EXAMPLE

We believe that it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The table on the next page illustrates the Fund's costs in two ways:

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If you invest directly in the Fund through an IRA account, the Fund's IRA custodian charges an annual fee of $45. This fee is not reflected in the table below. Therefore, your expenses would increase by this amount, and your ending account value would decrease by the same amount. You should check with your tax adviser if you can deduct this fee from your taxable income.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If you invest directly in the Fund through an IRA account, the Fund's IRA custodian charges an annual fee of $45. This fee is not reflected in the table below. The effect of this additional fee would increase your expenses by this amount, and your ending account value would decrease by the same amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

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EXPENSE EXAMPLE (Continued)

Pennsylvania Avenue Event-Driven Fund, Investor Class Shares

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period * January 1, 2005 to June 30, 2005
Actual	$1,000.00	$1,041.63	$7.59
Hypothetical (5% return before expenses)	$1,000.00	$1,017.26	$7.50

* Expenses are equal to the Fund's Investor Class annualized expense ratio of 1.50% (after expense reimbursement), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pennsylvania Avenue Event-Driven Fund, Adviser Class Shares

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period * January 1, 2005 to June 30, 2005
Actual	$1,000.00	$1,039.13	$8.85
Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$8.75

* Expenses are equal to the Fund's annualized Adviser Class expense ratio of 1.75% (after expense reimbursement), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

____________________________________

Availability of Quarterly Filings of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1 (888) 642-6393; (ii) on the Fund's website at http://www.PennAveFunds.com; and (iii) on the Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free 1 (888) 642-6393; or on or through the Fund's website at http://www.PennAveFunds.com; and (ii) on the Commission's website at http://www.sec.gov.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND,

A SERIES OF THE PENNSYLVANIA FUNDS

Board of Trustees and Officers (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees, and is available without charge, by calling 1-888-642-6393. Each Trustee may be contacted by writing to the trustee c/o Pennsylvania Avenue Funds, P.O. Box 9543, Washington, DC 20016.

In light of the low asset base of the Fund, the Trustees decided to forego their compensation for board meeting attended until such time that the Board decides to re-enact this arrangement. As a result, no payments were made to Trustees in the period through June 30, 2005.

Name and Address	Position	Since	Principal Occupation During The Past Five Years	Other Directorships Held By Trustee
Thomas Kirchner, CFA* 4201 Massachusetts Avenue NW Washington, DC 20016 Age: 36	President	2002	Financial Engineer, Fannie Mae (1999 - 2004); Bond Trader and Financial Engineer, Banque Nationale de Paris S.A.(1996-1999).	INverso Corp. FalconTarget Inc.
Richard Holly 3601 Connecticut Avenue NW Washington, DC 20008 Age: 39	Trustee	2003	Senior Financial Analyst, Lafarge North America (since 2003); Consultant, Accountemps (2002 - 2003); Senior Financial Analyst, Engelhard-Clal (1998-2002).	None
Gale Witoonchatree 4977 Battery Lane Bethesda, MD 20814 Age: 32	Trustee	2002	Associate, KPMG LLP (2004-present);Financial Engineer, Fannie Mae (2000-2004); GSUSE LLC, Analyst (1998-2000);	None

*Thomas Kirchner, as an affiliated person of Pennsylvania Avenue Advisers LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

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Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 that covered the President throughout the period of this report. This Code of Ethics has been filed with the Commission previously. A copy of this Code of Ethics may be obtained from the Fund upon request without charge. During the year, no changes were made to the Code of Ethics.

Item 3. Audit Committee Financial Expert.

 The Fund is small and was incepted only recently. The current principal executive officer has prepared all financial documents issued by the Fund. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfaction with the reports he has received. This is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances. Should the Fund exceed 10 million in total assets the need for an Audit Committee and an Audit Committee Financial Expert will be reassessed.

Item 4. Principal Accountant Fees and Services.

Audit Fees
All audit fees were borne by the Adviser prior to the Fund's effectiveness. In 2004, the Fund's auditors billed $5,259, which was paid by the Fund's Adviser on behalf of the Fund. In the first six months of 2005, $6,000 audit fees were paid by the Adviser on behalf of the Fund., and another $1,782 were payable as of 6/30/05.

Audit-Related Fees
None.

Tax Fees
None.

All Other Fees
None.

Item 5.  Audit Committee of Listed Registrant

Not applicable.

Item 6. Schedule of Investments

A schedule of investments is included in the annual report filed herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Thomas Kirchner is the president and portfolio manager of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also managing member and owner of the Investment Adviser, Pennsylvania Avenue Advisers LLC, that provides the functions of Transfer Agent and Administrator currently "pro bono" to the Fund. All securities are held by the Fund's custodian. Auditors have reviewed the Internal Control exercised by the Fund and found it to be satisfactory.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) The certification pursuant to section 906 is attached as an exhibit hereto.

(b) A notice sent to shareholders describing the nature of the Fund's dividend is attached as an exhibit.

CERTIFICATIONS

I, Thomas Kirchner, certify that:

1. I have reviewed this report on Form N-CSRS of The Pennsylvania Avenue Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 26, 2005

/s/Thomas Kirchner

Thomas Kirchner

President

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennsylvania Avenue Funds
By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	08/26/05

* Print the name and title of each signing officer under his or her signature.